GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

				Convenience translation into U.S. dollars
	Year ended December 31,
	2023	2024	2025	2025
	NIS in thousands			in thousands

Salaries and related expenses	6,812	7,169	8,733	2,739
Share-based compensation	2,252	1,226	472	148
Office rent and maintenance	1,734	1,122	892	280
Professional services	2,215	2,761	3,848	1,206
Consulting services	2,287	966	630	197
Depreciation	876	1,103	1,066	334
Insurance	199	349	293	92
Other	579	648	747	234
	16,954	15,344	16,681	5,230